Investment Properties (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 367,468	¥ 376,739	¥ 391,266
Rental income	76,381	76,001	¥ 46,700
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 1,230,191	¥ 1,436,852